Trade Receivables - Summary Of Trade Receivables (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure Of Detailed Information About Trade Receivables [Line Items]
Outside parties	$ 68,477	$ 92,561	$ 36,919
Outside Parties [Member]
Disclosure Of Detailed Information About Trade Receivables [Line Items]
Outside parties		$ 92,561	$ 36,919